ROPES & GRAY LLP
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February 16, 2024	Andrew Wilkins
T +1 617-235-4144
Andrew.Wilkins@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Perpetual Americas Funds Trust

File Nos.: 333-249784 and 811-23615

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Perpetual Americas Funds Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 21 to the Trust’s Registration Statement under the Securities Act and Amendment No. 23 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 21/23”), including (i) the Prospectus for Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, and Barrow Hanley International Value Fund (the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature page.

Amendment No. 21/23 is being filed principally for registering Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares of the Funds, each new series of the Trust. Pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, it is intended that this Amendment No. 21/23 become effective on [May 1,] 2024, unless superseded by a subsequent filing.

Please direct any questions you may have with respect to this filing to me (at 617-235-4144) or to George B. Raine (at 617-875-2562) of this firm.

Very truly yours,

/s/ Andrew Wilkins

Andrew Wilkins